2. Summary of Significant Accounting Policies	2 Months Ended	5 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Notes
2. Summary of Significant Accounting Policies

2.   Summary of Significant Accounting Policies

Basis of presentation

The financial statements present the balance sheet, statements of operations, stockholders' equity and cash flows of the Company. These financial statements are presented in United States dollars and have been prepared in accordance with U.S. generally accepted accounting principles.

Year End

The Company has adopted June 30 as its fiscal year end.

Use of Estimates

Preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Cash and Cash Equivalents

The Company maintains a cash balance in a non-interest-bearing account that currently does not exceed federally insured limits.  The company considers short-term, highly liquid investments that are readily convertible to known amounts of cash and that are so near their maturity that they present insignificant risk of changes in value because of changes in interest rate to be cash equivalents. This balance includes $334,650 held in a trust account that is legal title of the Company. There were no cash equivalents as of June 30, 2018.

2.   Summary of Significant Accounting Policies (continued)

Investment in Joint Venture

The investment in the Joint Venture is accounted for by the Company using the equity method in accordance with FASB ASC 323.  The company current owns fifty percent of the Joint Venture. Pursuant to the terms and conditions of the Joint Venture, the Company must contribute $2,000,000 to the Joint Venture over a 12-month period or the Company’s percentage of participation will be reduced by the pro rata percentage that the actual contribution bears to the $2,000,000 requirement. As at June 30, 2018 the Company has contributed $150,000 to the Joint Venture and will make additional payments over the course of the year as follows:

•         $200,000 USD on or before October 15, 2018,

•         $350,000 USD on or before November 30, 2018,

•         $300,000 USD on or before January 30, 2019,

•         $500,000 USD on or before April 1, 2019,

•         The remaining balance of $500,000 USD on or before June 15, 2019

The Joint Venture is currently developing a wide field of view, single lens virtual reality imaging product.  Initially, these products are being designed to be able to be mounted to law enforcement and/or military personnel to record and stream high resolution images to a wifi or Bluetooth network, when required.

Through the Joint Venture, the Company is conducting research and development for the further development of this imaging system for the body/head camera platform. The milestones over the next 12-months are:

•         Design the single lens platform;

•         Develop hardware design and source components;

•         Sign a binding agreement with the imaging sensor provider;

•         Produce working prototype(s); and

•         Get user/client feedback on use cases and user requirements.

Joint Venture Balance sheet at June 30, 2018:

Cash	150,000
Total assets	150,000
Joint Venture’s equity	150,000

There were no operating activities with an impact to the Income Statement or the Statement of Cash Flows of the Joint Venture for the period from June 7, 2018 to June 30, 2018.

Investment in Joint Venture as at May 15, 2018	$ -
Cash contributions to Joint Venture by Hawkeye	150,000
Company’s share of the Joint Venture net income for the period	-
Investment in Joint Venture value as at June 30, 2018	$ 150,000

2.   Summary of Significant Accounting Policies (continued)

Income Taxes

The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. As of June 30, 2018, the Company reviewed its tax positions and determined there were no outstanding tax positions with less than a 50% likelihood of being sustained upon examination by the taxing authorities, therefore this standard has not had a material effect on the Company.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

Stock Subscription Receivable

This balance relates to capital stock issued during the period for which payment has not been received by the Company at year end. The balance receivable was collected in full by July 31, 2018.

Basic and Diluted Earnings Per Sharebasic

Earnings per share is calculated in accordance with ASC Topic 260, Earnings Per Share. Basic earnings per share (“EPS”) is based on the weighted average number of common shares outstanding. Diluted EPS is based on the assumption that all dilutive securities are converted. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Due to the net loss incurred potentially dilutive instruments would be anti-dilutive. Accordingly, diluted loss per share is the same as basic loss for all periods presented. 11,645,664 potentially-dilutive shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive.

Stock Purchase Warrants

The Company accounts for warrants issued to purchase shares of its common stock as equity in accordance with FASB ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.

Commitments and Contingencies

The Company has committed to contribute $2,000,000 to the Joint Venture over a twelve month period as disclosed above. To date the Company has contributed $150,000 and has a commitment of $1,850,000 to the Joint Venture to be paid within the next 12 months.

Management of the Company is not aware any other commitments or contingencies that would have a material adverse effect on the Company’s financial condition, results of operations or cash flows.

2.   Summary of Significant Accounting Policies (continued)

Foreign Currency Translation

The Company’s functional and reporting currency is the US dollar. Foreign exchange items are translated to US dollars using the exchange rate prevailing at the balance sheet date. Monetary assets and liabilities are translated using the exchange rate at the balance sheet date. Non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at average rates for the period. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income.

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

2.         Summary of Significant Accounting Policies

Basis of presentation

The financial statements present the balance sheet, statements of operations, stockholders' equity and cash flows of the Company. These financial statements are presented in United States dollars and have been prepared in accordance with U.S. generally accepted accounting principles.

Year End

The Company has adopted June 30 as its fiscal year end.

Use of Estimates

Preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Cash and Cash Equivalents

The Company maintains a cash balance in a non-interest-bearing account. The Company considers short-term, highly liquid investments that are readily convertible to known amounts of cash and that are so near their maturity that they present insignificant risk of changes in value because of changes in interest rate to be cash equivalents. This balance includes $213,357 ($334,650 at June 30, 2018) held in a trust account that is legal title of the Company. There were no cash equivalents as at September 30, 2018 (none as at June 30, 2018).

2.   Summary of Significant Accounting Policies (continued)

Investment in Joint Venture

The investment in the Joint Venture is accounted for by the Company using the equity method in accordance with FASB ASC 323. The company currently owns fifty percent of the Joint Venture. Pursuant to the terms and conditions of the Joint Venture, the Company must contribute $2,000,000 to the Joint Venture over a 12-month period or it will forfeit its interest in the Joint Venture pro rata to funds raised. As at September 30, 2018 the Company has contributed $350,000 ($150,000 as at June 30, 3018) to the Joint Venture and will make additional payments over the course of the year as follows:

•         $350,000 USD on or before November 30, 2018,

•         $300,000 USD on or before January 30, 2019,

•         $500,000 USD on or before April 1, 2019,

•         The remaining balance of $500,000 USD on or before June 15, 2019

The Joint Venture is currently developing a wide field of view, single lens virtual reality imaging product.  Initially, these products are being designed to be able to be mounted to law enforcement and/or military personnel to record and stream high resolution images to a wifi or Bluetooth network, when required.

Through the Joint Venture, the Company is conducting research and development for the further development of this imaging system for the body/head camera platform. The milestones over the next 12-months are:

•         Design the single lens platform;

•         Develop hardware design and source components;

•         Sign a binding agreement with the imaging sensor provider;

•         Produce working prototype(s); and

•         Get user/client feedback on use cases and user requirements.

On August 1, 2018, the Company and Insight incorporated Optical Flow, LLC and entered into an operating agreement (the “Joint Venture” or “Optical Flow”) which superseded the previous joint-venture partnership. Pursuant to the Joint Venture, the Company and Insight will co-develop high resolution imaging systems. This includes a worldwide license for military and law enforcement purposes (the “License”) to use and build products derived from all technology, information, intellectual property and other materials for or relevant to the 360 degree visible and infrared spectrum single lens camera platform, including without limitation, all business plans, technical plans, specifications, templates, demonstration versions, hardware, equipment, software, devices, methods, apparatus, and product designs.  The License is also subject to a five (5%) percent net sales royalty payable to Insight.  The License will allow the Joint Venture to excel in developing a next generation body and head camera that sees behind the user and presents a clear and wide field of view.  The Joint Venture will develop and own additional technology that may include further iterations of this system, and all the related mounting and charging technologies that facilitate its use.

2.   Summary of Significant Accounting Policies (continued)

Investment in Joint Venture (continued)

Joint Venture Balance Sheets

As at September 30, 2018
All figures in USD
Cash and cash equivalents	156,591
Prepaid expenses	20,000
Computers (net of accumulated depreciation of $188)	2,063
Total assets	178,654

Accrued liabilities	24,602
Accrued liabilities – related party	51,067
Total liabilities	75,669
Venturer contributions	350,000
Retained earnings	(247,016)
Venturers’ equity	102,984
Total liabilities and venturers’ equity	178,653

As at June 30, 2018
All figures in USD
Cash and cash equivalents	150,000
Total assets	150,000

Venturers’ equity	150,000

Joint Venture Income Statement

For the three months ended September 30, 2018
All figures in USD
Revenue	-
Expenses:
Research and development	80,000
Management fees	80,000
Consulting fees	15,000
Legal and professional fees	13,448
Marketing expenses	11,267
Meals, entertainment and travel expenses	27,465
Project management expenses	13,413
General and administrative expenses	6,236
Depreciation	188
Net loss	247,017

There were no operating activities with an impact to the Income Statement of the Joint Venture for the period from June 7, 2018 to June 30, 2018.

2.   Summary of Significant Accounting Policies (continued)

Investment in Joint Venture (continued)

Value of Hawkeye Investment in Joint Venture

For the period of May 15, 2018 to June 30, 2018
Investment in Joint Venture as at May 15, 2018	$ -
Cash contributions to Joint Venture by Hawkeye	150,000
Company’s share of the Joint Venture net income for the period	-
Investment in Joint Venture value as at June 30, 2018	$ 150,000

For the three months ended September 30, 2018
Investment in Joint Venture as at June 30, 2018	$ 150,000
Cash contributions to Joint Venture by Hawkeye	200,000
Company’s share of the Joint Venture net income for the period	(123,508)
Investment in Joint Venture value as at September 30, 2018	$ 226,492

Income Taxes

The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. As of September 30, 2018, the Company reviewed its tax positions and determined there were no outstanding tax positions with less than a 50% likelihood of being sustained upon examination by the taxing authorities, therefore this standard has not had a material effect on the Company.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

Stock Subscription Receivable

This balance relates to capital stock issued during the period for which payment has not been received by the Company at year end. The balance receivable was collected in full by July 31, 2018.

Basic and Diluted Earnings Per Share

Earnings per share is calculated in accordance with ASC Topic 260, Earnings Per Share. Basic earnings per share (“EPS”) is based on the weighted average number of common shares outstanding. Diluted EPS is based on the assumption that all dilutive securities are converted. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Due to the net loss incurred potentially dilutive instruments would be anti-dilutive. Accordingly, diluted loss per share is the same as basic loss for all periods presented. 11,645,664 potentially-dilutive shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive.

Stock Purchase Warrants

The Company accounts for warrants issued to purchase shares of its common stock as equity in accordance with FASB ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.

2.   Summary of Significant Accounting Policies (continued)

Commitments and Contingencies

The Company has committed to contribute $2,000,000 to the Joint Venture over a twelve month period as disclosed above. To date the Company has contributed $350,000 ($150,000 at June 30, 2018) and has a commitment of $1,650,000 ($1,850,000 as at June 30, 2018) to the Joint Venture to be paid within the next 9 months.

Management of the Company is not aware any other commitments or contingencies that would have a material adverse effect on the Company’s financial condition, results of operations or cash flows.

Foreign Currency translation

The Company’s functional and reporting currency is the US dollar. Foreign exchange items are translated to US dollars using the exchange rate prevailing at the balance sheet date. Monetary assets and liabilities are translated using the exchange rate at the balance sheet date. Non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at average rates for the period. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income.

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.